SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details) - 10K $ in Thousands	Dec. 31, 2023 USD ($)
Accounting Policies [Abstract]
FDIC insured amount	$ 250
Uninsured cash balances	$ 1,224
Computers
Property, Plant and Equipment [Line Items]
Useful lives	3 years
Peripheral Equipment
Property, Plant and Equipment [Line Items]
Useful lives	3 years